Equity Plans -Schedule Of Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Intrinsic Value (Detail) - Rigetti Computing, Inc [Member] - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Outstanding - December 31, 2021	11,468,275
Granted	0
Exercised	(1,123,539)
Forfeited	(229,887)
Outstanding - March 31, 2022	10,114,849		11,468,275
Exercisable - March 31, 2022	5,645,220
Outstanding - December 31, 2021	$ 0.36
Exercised	0.27
Forfeited	0.27
Outstanding - March 31, 2022	0.36		$ 0.36
Exercisable - March 31, 2022	$ 0.41
Outstanding - December 31, 2021	7 years 10 months 24 days		8 years 1 month 6 days
Outstanding - March 31, 2022	7 years 10 months 24 days		8 years 1 month 6 days
Exercisable - March 31, 2022	7 years 9 months 18 days
Outstanding - December 31, 2021	$ 46,839
Exercised	4,668	$ 700
Outstanding - March 31, 2022	60,885		$ 46,839
Exercisable	$ 33,229